CONSOLIDATED STATEMENTS OF EQUITY - USD ($)	Total	Redeemable noncontrolling interests	Common Stock	Additional paid-in capital	Accumulated deficit	Accumulated other comprehensive income	Noncontrolling interests
Redeemable noncontrolling interests, beginning balance at Dec. 31, 2022		$ 2,034,000
Increase (Decrease) in Temporary Equity [Roll Forward]
Distributions to noncontrolling interests		674,000
Redeemable noncontrolling interests, ending balance at Dec. 31, 2023		2,179,000
Beginning balance (in shares) at Dec. 31, 2022			198,044,000
Total equity, beginning balance at Dec. 31, 2022	$ 1,788,681,000		$ 198,000	$ 1,763,061,000	$ (114,680,000)	$ 56,094,000	$ 84,008,000
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Repurchases of common shares (in shares)			(5,811,000)
Repurchases of common shares	(50,883,000)		$ (6,000)	(50,877,000)
Deferred shareholder servicing fees	(2,784,000)				(2,784,000)
Amortization on derivatives previously designated as hedges and other changes in Accumulated other comprehensive income (loss), net of tax	(10,162,000)					(10,162,000)
Buyout of noncontrolling interests	(864,000)			757,000			(1,621,000)
Contributions from noncontrolling interests, net	144,860,000						144,860,000
Distributions to noncontrolling interests	(15,748,000)						(15,748,000)
Share-based compensation expense (in shares)			22,000
Share-based compensation expense	9,486,000			9,486,000
Net income (loss)	(176,406,000)				(79,471,000)		(96,935,000)
Ending balance (in shares) at Dec. 31, 2023			197,749,000
Total equity, ending balance at Dec. 31, 2023	$ 1,623,540,000		$ 198,000	1,770,060,000	(306,525,000)	45,932,000	113,875,000
Increase (Decrease) in Temporary Equity [Roll Forward]
Distributions to noncontrolling interests		321,000
Redeemable noncontrolling interests, ending balance at Dec. 31, 2024		1,851,000
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Repurchases of common shares (in shares)	(844,000)		(416,000)
Repurchases of common shares	$ (3,339,000)			(3,339,000)
Deferred shareholder servicing fees	825,000				825,000
Amortization on derivatives previously designated as hedges and other changes in Accumulated other comprehensive income (loss), net of tax	(10,995,000)					(10,995,000)
Buyout of noncontrolling interests	(563,000)			(449,000)			(114,000)
Contributions from noncontrolling interests, net	83,932,000						83,932,000
Distributions to noncontrolling interests	(19,189,000)						(19,189,000)
Share-based compensation expense (in shares)			25,000
Share-based compensation expense	(4,003,000)			(4,003,000)
Net income (loss)	$ (305,940,000)				(242,300,000)		(63,640,000)
Ending balance (in shares) at Dec. 31, 2024	199,326,000		199,326,000
Total equity, ending balance at Dec. 31, 2024	$ 1,339,218,000		$ 199,000	1,773,758,000	(584,733,000)	34,937,000	115,057,000
Increase (Decrease) in Temporary Equity [Roll Forward]
Distributions to noncontrolling interests		(74,000)
Redeemable noncontrolling interests, ending balance at Jun. 30, 2025		1,777,000
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Repurchases of common shares (in shares)			(194,000)
Repurchases of common shares	(1,427,000)			(1,427,000)
Deferred shareholder servicing fees	1,000				1,000
Amortization on derivatives previously designated as hedges and other changes in Accumulated other comprehensive income (loss), net of tax	(2,823,000)					(2,823,000)
Buyout of noncontrolling interests	(2,614,000)			4,309,000			(6,923,000)
Contributions from noncontrolling interests, net	12,172,000						12,172,000
Distributions to noncontrolling interests	(22,135,000)						(22,135,000)
Share-based compensation expense (in shares)			(3,000)
Share-based compensation expense	4,687,000			2,855,000			1,832,000
Net income (loss)	(76,307,000)				(49,254,000)		(27,053,000)
Ending balance (in shares) at Jun. 30, 2025			199,129,000
Total equity, ending balance at Jun. 30, 2025	$ 1,250,772,000		$ 199,000	1,779,495,000	(633,986,000)	32,114,000	72,950,000
Redeemable noncontrolling interests, beginning balance at Dec. 31, 2024		1,851,000
Increase (Decrease) in Temporary Equity [Roll Forward]
Distributions to noncontrolling interests		149,000
Redeemable noncontrolling interests, ending balance at Dec. 31, 2025		0
Beginning balance (in shares) at Dec. 31, 2024	199,326,000		199,326,000
Total equity, beginning balance at Dec. 31, 2024	$ 1,339,218,000		$ 199,000	1,773,758,000	(584,733,000)	34,937,000	115,057,000
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Repurchases of common shares (in shares)	(421,000)		(421,000)
Repurchases of common shares	$ (2,463,000)			(2,463,000)
Deferred shareholder servicing fees	2,120,000				2,120,000
Amortization on derivatives previously designated as hedges and other changes in Accumulated other comprehensive income (loss), net of tax	(8,390,000)					(8,390,000)
Buyout of noncontrolling interests	(1,748,000)			1,484,000			(3,232,000)
Contributions from noncontrolling interests, net	56,049,000						56,049,000
Distributions to noncontrolling interests	(19,318,000)						(19,318,000)
Share-based compensation expense (in shares)			480,000
Share-based compensation expense	11,412,000			9,351,000			2,061,000
Net income (loss)	$ (215,012,000)				(194,645,000)		(20,367,000)
Ending balance (in shares) at Dec. 31, 2025	199,379,000		199,379,000
Total equity, ending balance at Dec. 31, 2025	$ 1,135,900,000		$ 199,000	1,779,303,000	(777,258,000)	26,547,000	107,109,000
Redeemable noncontrolling interests, beginning balance at Mar. 31, 2025		1,851,000
Increase (Decrease) in Temporary Equity [Roll Forward]
Distributions to noncontrolling interests		(74,000)
Redeemable noncontrolling interests, ending balance at Jun. 30, 2025		1,777,000
Beginning balance (in shares) at Mar. 31, 2025			199,176,000
Total equity, beginning balance at Mar. 31, 2025	1,297,962,000		$ 199,000	1,774,330,000	(600,317,000)	33,690,000	90,060,000
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Repurchases of common shares (in shares)			(55,000)
Repurchases of common shares	(256,000)			(256,000)
Deferred shareholder servicing fees	(1,000)				(1,000)
Amortization on derivatives previously designated as hedges and other changes in Accumulated other comprehensive income (loss), net of tax	(1,576,000)					(1,576,000)
Buyout of noncontrolling interests	(2,614,000)			4,309,000			(6,923,000)
Contributions from noncontrolling interests, net	10,040,000						10,040,000
Distributions to noncontrolling interests	(18,324,000)						(18,324,000)
Share-based compensation expense (in shares)			8,000
Share-based compensation expense	1,194,000			1,112,000			82,000
Net income (loss)	(35,653,000)				(33,668,000)		(1,985,000)
Ending balance (in shares) at Jun. 30, 2025			199,129,000
Total equity, ending balance at Jun. 30, 2025	$ 1,250,772,000		$ 199,000	1,779,495,000	(633,986,000)	32,114,000	72,950,000
Redeemable noncontrolling interests, beginning balance at Dec. 31, 2025		0
Beginning balance (in shares) at Dec. 31, 2025	199,379,000		199,379,000
Total equity, beginning balance at Dec. 31, 2025	$ 1,135,900,000		$ 199,000	1,779,303,000	(777,258,000)	26,547,000	107,109,000
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Repurchases of common shares (in shares)	(53,000)
Ending balance (in shares) at Mar. 31, 2026			199,331,000
Total equity, ending balance at Mar. 31, 2026	$ 1,104,554,000		$ 199,000	1,786,346,000	(804,276,000)	25,752,000	96,533,000
Redeemable noncontrolling interests, beginning balance at Dec. 31, 2025		$ 0
Beginning balance (in shares) at Dec. 31, 2025	199,379,000		199,379,000
Total equity, beginning balance at Dec. 31, 2025	$ 1,135,900,000		$ 199,000	1,779,303,000	(777,258,000)	26,547,000	107,109,000
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Repurchases of common shares (in shares)			(105,000)
Repurchases of common shares	(482,000)			(482,000)
Deferred shareholder servicing fees	46,000				46,000
Amortization on derivatives previously designated as hedges and other changes in Accumulated other comprehensive income (loss), net of tax	(1,589,000)					(1,589,000)
Buyout of noncontrolling interests	(2,030,000)			5,452,000			(7,482,000)
Syndication costs	(238,000)						(238,000)
Distributions to noncontrolling interests	(6,370,000)						(6,370,000)
Share-based compensation expense (in shares)			10,000
Share-based compensation expense	4,469,000			4,318,000			151,000
Net income (loss)	$ (65,274,000)				(16,006,000)		(49,268,000)
Ending balance (in shares) at Jun. 30, 2026	199,284,000		199,284,000
Total equity, ending balance at Jun. 30, 2026	$ 1,064,432,000		$ 199,000	1,788,591,000	(793,218,000)	24,958,000	43,902,000
Beginning balance (in shares) at Mar. 31, 2026			199,331,000
Total equity, beginning balance at Mar. 31, 2026	$ 1,104,554,000		$ 199,000	1,786,346,000	(804,276,000)	25,752,000	96,533,000
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Repurchases of common shares (in shares)	(52,000)		(52,000)
Repurchases of common shares	$ (278,000)			(278,000)
Deferred shareholder servicing fees	(262,000)				(262,000)
Amortization on derivatives previously designated as hedges and other changes in Accumulated other comprehensive income (loss), net of tax	(794,000)					(794,000)
Syndication costs	184,000						184,000
Distributions to noncontrolling interests	(3,811,000)						(3,811,000)
Share-based compensation expense (in shares)			5,000
Share-based compensation expense	2,599,000			2,523,000			76,000
Net income (loss)	$ (37,760,000)				11,320,000		(49,080,000)
Ending balance (in shares) at Jun. 30, 2026	199,284,000		199,284,000
Total equity, ending balance at Jun. 30, 2026	$ 1,064,432,000		$ 199,000	$ 1,788,591,000	$ (793,218,000)	$ 24,958,000	$ 43,902,000